Equity (Details Narrative) - CAD ($) shares in Millions		2 Months Ended	3 Months Ended
	Mar. 01, 2023	Jul. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Disclosure of classes of share capital [line items]
Dividends common stock	$ 0.96
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		2.00%	2.00%	0.00%
Purchase of treasury shares at discount			7.9	1.2
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		5.00%